Neiman Large Cap Value Fund
Neiman Large Cap Value Fund (NEIMX) For Investors Seeking Long-Term Capital Appreciation Prospectus August 1, 2011
The Neiman Large Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neiman Large Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of lower of purchase price and current NAV)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Neiman Large Cap Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Interest Expense		none
Remainder of Other Expenses		0.83%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver/Expense Reimbursement	[2]	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement		1.48%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Effective May 9, 2011 the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) to 1.45% of its average daily net assets through July 31, 2012. The addition of certain non-waivable and excluded expenses may cause the Fund's total annual fund operating expenses after waivers and reimbursements to exceed the maximum total annual fund operating expenses agreed to by the Adviser. The fee waiver will automatically terminate on July 31, 2012 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before July 31 ,2012. The Board of Trustees may terminate the fee waiver at any time.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Neiman Large Cap Value Fund	151	548	971	2,149

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.26% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of large capitalization companies that the investment adviser believes are undervalued. Large capitalization companies are defined as those with market capitalizations of $5.0 billion or more at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of total assets in common stocks of large capitalization companies, as defined above. The Fund may sell or "write" covered call options against the stocks in the Fund's portfolio. The Fund may sell covered call options. When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the exercise price) any time up to a certain date in the future (known as the expiration date). If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price. The option is "covered" because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide income to the Fund. The selling of covered call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. The Fund also may invest in exchange traded funds (ETFs).

The Fund's adviser selects these companies based on one or more valuation metrics, commonly referred to as fundamental analysis. These metrics may include price to earnings, price to cash flow, price to book, price to revenue, and dividend yield. Capital structure, management records, industry dominance, SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources may be used to gather information used in the fundamental analysis. The adviser regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The adviser may sell a company when the company reaches the adviser's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the adviser determines that management of the company is not enhancing shareholder value.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Covered Call Options

Selling covered call options will limit the Fund's gain, if any, on the underlying securities, and the Fund continues to bear the risk of a decline in the value of the underlying stock until the option expires or is closed out.

Risks of Exchange Traded Funds

An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Risk of Non-Diversification

Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Performance

This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-385-2720.

For the period January 1, 2011 through June 30, 2011, the total return for the Fund was 6.53% Best Quarter (September 30, 2010) +11.53% Worst Quarter (December 31, 2008) -14.27%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/10
Average Annual Total Returns	1 Year	5 Years	Since Inception
Neiman Large Cap Value Fund - Comparison Index - S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	15.06%	2.29%	7.33%	[1]
Neiman Large Cap Value Fund	12.68%	5.00%	5.27%	[1]
Neiman Large Cap Value Fund Return After Taxes on Distributions	12.52%	3.81%	3.88%	[1]
Neiman Large Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	8.23%	3.69%	3.77%	[1]
[1]	Fund Inception Date 4/1/2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neiman Balanced Allocation Fund
Neiman Balanced Allocation Fund Class A Shares (NBAFX) Class C Shares (NBCFX) For Investors Seeking Total Return Prospectus August 1, 2011
Investment Objective
The Neiman Balanced Allocation Fund seeks total return.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 9 of the Fund's prospectus and “Shares of the Fund” on page 15 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neiman Balanced Allocation Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as percentage of lower of purchase price and current NAV)	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Neiman Balanced Allocation Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		2.79%	2.79%
Acquired Fund Fees and Expenses	[1]	0.86%	0.86%
Total Annual Fund Operating Expenses		4.90%	5.65%
Fee Waiver/Expense Reimbursement	[2]	(2.59%)	(2.59%)
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement		2.31%	3.06%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares and at 2.20% of its average daily net assets for Class C Shares through July 31, 2012. The addition of certain non-waivable and excluded expenses may cause the Fund's total annual fund operating expenses after waivers and reimbursements to exceed the maximum total annual fund operating expenses agreed to by the Adviser. The fee waiver will automatically terminate on July 31, 2012 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2012.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Neiman Balanced Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	796	1,745	2,696	5,083
Class C Shares	309	1,492	2,654	5,475

You would pay the following fees and expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Neiman Balanced Allocation Fund Class C Shares	409	1,492	2,654	5,475

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 53.13% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund normally invests at least 50% of its assets (at the time of purchase) in shares of equity mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and at least 25% of its assets (at the time of purchase) in shares of fixed income mutual funds (open-end investment companies) registered under the Investment Company Act of 1940. The mutual funds in which the Funds may invest are referred to as “underlying funds” throughout this Prospectus. The underlying funds will be drawn from a variety of investment categories, including growth and value funds, foreign and domestic funds; corporate, government and high yield bond funds; and large, mid and small cap funds. The Fund’s investment adviser will allocate assets among equity and fixed income underlying funds in an attempt to achieve overall diversification, minimize risk, and maximize total return. From time to time, the investment adviser may invest a significant portion of the Fund’s assets in underlying funds in a particular industry sector. Underlying funds will be sold when they have realized their anticipated value or when new investment opportunities with a higher expected return are acquired. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. You will receive written notice of any material change in the Fund’s objective.

The Principal Risks of Investing in the Fund

The Fund may invest in underlying funds that have any or all of these characteristics and related risks:

Risks in General

The same factors that affect stock market performance generally affect the underlying funds owned by the Fund. Domestic economic growth and market conditions, interest rate levels, and political events are among these factors.

Risks of Investing in Underlying Funds that own Common Stocks

The Fund invests in shares of equity underlying funds that own common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Underlying Funds that own Fixed Income Securities

The Fund may invest in underlying funds that own bonds and other debt securities. Theses securities are subject to the risk that their issuer may not be able to repay the principal and interest when due. In addition, the value of bond and other debt securities held by an underlying fund can change in response to changes in prevailing interest rates, causing volatility and possible loss of value as rates increase.

Risks of Small and Medium Sized Companies

To the extent the Fund invests in underlying funds that own stocks of small and medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risk

To the extent the Fund invests in underlying funds that own foreign securities, including American Depositary Receipts ("ADRs"), the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets

To the extent the Fund invests in underlying funds that own securities in emerging markets, the Fund will be subject to emerging market risks. The risks of foreign securities are typically increased in emerging markets. These risks include, among other things, political and economic instability, less developed securities markets and currency devaluations.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the adviser invests a significant portion of the Fund's assets in underlying funds in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Risk of Non-Diversification

The Fund may invest in underlying funds that are non-diversified. A non-diversified fund has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified". Investing in non-diversified funds may result in greater volatility.

High Yield Securities Risk

The Fund may invest in underlying funds that purchase high yield securities. High yield securities are considered speculative and are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.